Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross		$ 15,350	$ 15,350
Intangible assets subject to amortization, accumulated amortization		2,444	1,629
Total intangible assets	$ 12,906		13,721	$ 0
Total intangible assets, Carrying amount		19,550	19,550
Total intangible assets, Accumulated amortization	815	0	1,629	0	$ 0
Total intangible assets, Net book value			17,921
Total intangible assets		12,906	13,721
Total intangible assets	$ 17,106	17,106	17,921	$ 0
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross			15,350
Intangible assets subject to amortization, accumulated amortization			1,629
Total intangible assets			13,721
Intangible assets subject to amortization, gross		4,200	4,200
Total intangible assets		4,200	4,200
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross		12,100	12,100
Intangible assets subject to amortization, accumulated amortization		1,513	1,008
Total intangible assets			11,092
Total intangible assets		10,587	11,092
Customer Contracts And Related Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross		2,900	2,900
Intangible assets subject to amortization, accumulated amortization		725	483
Total intangible assets			2,417
Total intangible assets		2,175	2,417
Order Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross		200	200
Intangible assets subject to amortization, accumulated amortization		150	100
Total intangible assets			100
Total intangible assets		50	100
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross		150	150
Intangible assets subject to amortization, accumulated amortization		56	38
Total intangible assets			112
Total intangible assets		$ 94	$ 112